Note 14 - Other Income/Write-off of Liabilities	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Other Income and Write-off of Liabilities [Text Block]
Note
14.
Other Income/Write-off of Liabilities

During the year ended
December
31,
2014,
the statute on a research contract, initially entered into in
2005
and amended and breached in
2010
expired in accordance with Section
337
of the California Code of Civil Procedures. Accordingly, we wrote off all balances included in accounts payable and accrued liabilities on our books relating to this contract. The amount recorded to Other Income was
$1.2
million for the year ended
December
31,
2014.